Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial liabilities per maturity
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2017	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2018
BPI PTZI IPH41 (1)	1,125	—	(375)	750
Lease liabilities – Real estate property	2,239	—	(894)	1,345
Property transaction (down-payment)	(386)	—	152	(235)
Lease liabilities – Laboratory equipment	1,160	—	(173)	987
Loans – Equipment	426	—	(54)	372
Loans – Building	1,300	—	—	1,300
Total	5,864	—	(1,343)	4,522
_____
(1)Interest-free loan

In thousand euros	December 31, 2018	Impact of first application of IFRS16 (non cash)	January 1, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2019
BPI PTZI IPH41 (1)	750	—	750	—	—	(300)	450
Lease liabilities – Real estate property	1,345	—	1,345	—	—	(927)	418
Property transaction (down-payment)	(234)	—	(234)	—	—	161	(74)
Lease liabilities – Building "Le Virage"	—	1,099	1,099	—	623	(285)	1,437
Lease liabilities – Premises Innate Inc	—	—	—	—	496	—	496
Lease liabilities – Laboratory equipment	987	—	987	—	—	(172)	815

Lease liabilities – Vehicles	—	69	69	—	—	(32)	37
Loans – Equipment	372	—	372	—	—	(53)	319
Loans – Building	1,300	—	1,300	13,900	—	(374)	14,826
Total	4,522	1,168	5,690	13,900	1,119	(1,982)	18,723
_____
(1)Interest-free loan

In thousand euros	December 31, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2020
BPI PTZI IPH41 (1)	450	—	—	(300)	150
BPI Refundable advance - FORCE	—	1,360	94	—	1,454
Lease liabilities – Real estate property	418	—	—	(418)	—
Property transaction (down-payment)	(74)	—	—	74	—
Lease liabilities – Building "Le Virage"	1,437	—	1,114	(164)	2,387
Lease liabilities – Premises Innate Inc	496	—	—	(49)	447
Lease liabilities – Laboratory equipment	815	—	—	(176)	639
Lease liabilities – Vehicles	37	—	—	(16)	21
Lease liabilities - Printers	—	—	41	—	41
Loans – Equipment	319	—	—	(57)	262
Loans – Building	14,826		—	(1,139)	13,687
Total	18,723	1,360	1,249	(2,245)	19,087
(1)Interest-free loan

Disclosure of financial liabilities, classified

In thousand euros	Year ended December 31,
Current financial liabilities	2018	2019	2020
BPI PTZI IPH41	300	300	150
BPI Refundable advance - FORCE	—	—	—
Lease finance obligations – Real estate property	766	344	—
Lease finance obligations – Rent Le Virage	—	77	511
Lease liabilities – Premises Innate Inc	—	25	72
Lease finance obligations – Laboratory equipment	187	175	175
Lease liabilities – Vehicles	—	16	13
Lease liabilities - Printers	—	—	6
Loans - Equipment	54	55	55
Loans - Building	40	1,139	1,161
Total – Current financial liabilities	1,347	2,130	2,142

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2018	2019	2020
BPI PTZI IPH41(1)	450	150	—
BPI Refundable advance - FORCE	—	—	1,454
Lease finance obligations – Real estate property	344	—	—
Lease finance obligations – Building Le Virage	—	1,360	1,876
Lease liabilities – Premises Innate Inc	—	471	375
Lease finance obligations – Laboratory equipment	800	640	463
Lease finance obligations – Vehicles	—	21	8
Lease liabilities - Printers	—	—	35
Loans - Equipment	318	264	208
Loans - Building	1,260	13,687	12,526
Total – Non-Current financial liabilities	3,175	16,593	16,945

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
BPI PTZI IPH41	150	—	—	150
BPI Refundable advance - FORCE	—	1,454	—	1,454
Lease finance obligations – Real estate property	—	—	—	—
Down-payment	—	—	—	—
Lease finance obligations – Rent Le Virage	558	1,955	—	2,513
Lease liabilities – Premises Innate Inc.	79	339	53	471
Lease liabilities – Laboratory equipment	179	468	—	647
Lease liabilities – Vehicles	13	8	—	21
Lease liabilities - Printers	7	36	—	43
Loans – Equipment	57	213	—	270
Loan – Building	1,427	5,706	7,965	15,098
Total	2,470	10,179	8,018	20,667